Schedule of third party and related party expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	€ 2,699,342	€ 4,812,854	€ 6,474,441
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	295,882	1,015,908	1,636,455
Materials & Supplies [Member]
Related Party Transaction [Line Items]
Total	1,456,244	2,301,038	3,639,920
Compensation [Member]
Related Party Transaction [Line Items]
Total	912,264	1,440,723	1,113,489
Travel & Entertainment [Member]
Related Party Transaction [Line Items]
Total	17,976	29,137	44,243
Other [Member]
Related Party Transaction [Line Items]
Total	16,976	26,048	40,334
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,357,361	3,363,410	4,496,974
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	145,071	262,229	305,289
Third Parties [Member] | Materials & Supplies [Member]
Related Party Transaction [Line Items]
Total	1,456,243	2,301,038	3,639,920
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	721,095	744,959	467,557
Third Parties [Member] | Travel & Entertainment [Member]
Related Party Transaction [Line Items]
Total	17,976	29,137	44,243
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	16,976	26,048	39,965
Related Parties [Member]
Related Party Transaction [Line Items]
Total	341,981	1,449,443	1,977,467
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	150,811	753,679	1,331,166
Related Parties [Member] | Materials & Supplies [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	191,170	695,764	645,932
Related Parties [Member] | Travel & Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total			€ 369